Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended		22 Months Ended	23 Months Ended		24 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended		41 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 13, 2025	Aug. 07, 2024	Oct. 04, 2023	Mar. 07, 2023	Aug. 08, 2022	May 03, 2022	Oct. 04, 2021	May 20, 2020	Jun. 30, 2016	Mar. 31, 2025	Jun. 30, 2020	Sep. 30, 2024	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2025	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Sep. 30, 2024	Jun. 30, 2017	Mar. 31, 2026	Jun. 30, 2021	Sep. 30, 2025	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2022	Jun. 30, 2026	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2024	Sep. 30, 2025	Jun. 30, 2018	Jun. 30, 2022	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2024	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000218810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Equity Premium Income ETF - Net Asset Value
Accumulated Value								$ 10,000			$ 10,154																							$ 13,219																			$ 13,154													$ 14,640										$ 16,184					$ 17,587		$ 18,955
C000229631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Active Value ETF - Net Asset Value
Accumulated Value							$ 10,000								$ 10,622										$ 9,763													$ 10,538									$ 11,012									$ 11,627						$ 12,476						$ 13,430					$ 14,006					$ 15,450	$ 17,205
C000231438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value
Accumulated Value									$ 10,000																							$ 11,966																				$ 13,678													$ 13,195										$ 11,922					$ 18,952		$ 16,337		$ 19,051	$ 21,787	$ 23,017	$ 30,675
C000235594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value
Accumulated Value						$ 10,000							$ 9,167										$ 8,896													$ 11,070									$ 12,123									$ 13,992						$ 15,132							$ 15,364					$ 17,431					$ 19,321
C000237212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Active Growth ETF - Net Asset Value
Accumulated Value					$ 10,000														$ 8,909										$ 11,173													$ 12,265								$ 15,107								$ 16,292						$ 17,315							$ 18,682			$ 19,860
C000240858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Active Small Cap Value ETF - Net Asset Value
Accumulated Value				$ 10,000													$ 9,852										$ 10,992													$ 11,087								$ 11,961									$ 11,523						$ 12,022						$ 14,300
C000241195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Equity Focus ETF - Net Asset Value
Accumulated Value									10,000																							12,443																				14,347													15,741										16,747					24,755		22,559		26,810	34,702	39,318	45,350
C000243013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan U.S. Tech Leaders ETF - Net Asset Value
Accumulated Value			$ 10,000											$ 11,762						$ 13,226				$ 13,842							$ 13,742						$ 15,124						$ 13,430			$ 16,890					$ 18,388				$ 18,008				$ 15,908		$ 22,298
C000251449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value
Accumulated Value		$ 10,000										$ 11,087						$ 11,275				$ 10,777						$ 11,959							$ 12,862						$ 13,258			$ 12,733					$ 14,478
C000251450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value
Accumulated Value		10,000										11,089						11,209				10,614						11,334							11,769						11,931			12,134					13,901
C000251451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value
Accumulated Value		10,000										10,985						10,984				10,044						10,840							11,892						12,195			12,516					15,647
C000257449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value
Accumulated Value	$ 10,000									$ 10,142						$ 11,253					$ 12,097					$ 12,459							$ 11,912						$ 13,597
C000257465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JPMorgan Fundamental Data Science Large Value ETF - Net Asset Value
Accumulated Value									10,000																							11,703																				13,329													13,946										12,547					18,465		17,782		19,761	22,919	25,697	32,440
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														ICE BofA 3-Month US Treasury Bill Index
Accumulated Value						10,000		10,000			10,001		10,008										10,141											10,011		10,371									10,652								10,028	10,933						11,212						10,391	11,444					11,680				10,954	11,884				11,466		11,907
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index
Accumulated Value	$ 10,000	10,000	10,000			10,000		$ 10,000	10,000	$ 10,168	$ 10,454	11,101	9,095	11,232		$ 11,269		11,357		12,417	$ 12,174	10,861	9,306	12,949		$ 12,486		12,038			13,712	11,790	$ 11,934	$ 14,719	13,004	10,878	14,042		$ 13,736		13,337		13,442	12,747	11,752	14,913			14,672		16,125	13,484	$ 13,156	13,549	16,553				15,835	14,692	18,242				14,889	$ 15,734	15,603					17,319			16,006	$ 19,598	19,087			22,536	$ 22,570	20,144	$ 27,608	24,091	30,006	34,556	42,271
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Index
Accumulated Value					10,000		10,000		10,000						11,003				9,299						8,699				10,850			11,803						8,899				11,766					10,383			13,441		13,519				11,260		14,650				12,862		15,546	14,873			14,019			17,194		14,877	18,970	15,986			16,454	18,154	22,871		19,891		23,742	29,411	34,018	41,510
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 1000 Index
Accumulated Value									10,000																							11,973																				13,843													13,759										12,653					19,906		16,858		19,420	21,765	23,201	30,054
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P Composite 1500 Index
Accumulated Value									10,000																							11,809																				13,521													14,780										15,679					22,284		19,828		23,643	29,204	33,432	41,078
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Nasdaq-100 Index
Accumulated Value						$ 10,000							$ 8,805										$ 8,412													$ 11,722									$ 13,049									$ 15,329						$ 16,427							$ 17,797					$ 19,880					$ 23,917
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 3000 Index
Accumulated Value		10,000		10,000								11,105					11,094	11,386				10,838					12,029	12,017							12,988					13,660	13,289			12,751				14,893	14,708								15,749						17,446							$ 19,343
Russell 1000 Equal Weight Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Equal Weight Technology Index
Accumulated Value			$ 10,000											$ 11,753						$ 12,445				$ 12,280							$ 12,535						$ 13,575						$ 12,068			$ 14,134					$ 15,199				$ 15,358				$ 14,171		$ 18,808
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 2000 Index
Accumulated Value		10,000										10,978						11,005				9,953						10,787							12,113						12,367			12,466					15,134
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Value Index
Accumulated Value							$ 10,000		$ 10,000						$ 10,694										$ 9,319							$ 11,553						$ 9,888									$ 10,395					$ 12,335				$ 11,022						$ 11,752			$ 13,379			$ 12,605					$ 13,362		$ 12,197			$ 14,610	$ 16,986	$ 17,525		$ 16,330		$ 18,214	$ 20,592	$ 23,414	$ 29,763
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Growth Index
Accumulated Value					$ 10,000														$ 8,687										$ 11,207													$ 12,394								$ 14,959								$ 16,528						$ 17,535							$ 19,595			$ 20,640
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 2000 Value Index
Accumulated Value				$ 10,000													$ 9,737										$ 10,890													$ 10,798								$ 11,767									$ 11,395						$ 13,249							$ 16,296
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell Midcap Index
Accumulated Value		$ 10,000										$ 11,032						$ 11,088				$ 10,697						$ 11,596							$ 12,200						$ 12,205			$ 12,349					$ 14,041